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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:  --------------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Lake Group, L.L.C.
Address:   2775 Sand Hill Road, Suite 100
           Menlo Park, CA 94025

Form 13F File Number: 028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan K. Austin
Title:  Managing Director and Executive Vice President
Phone:  (650) 233-8120

Signature, Place, and Date of Signing:

 /s/ Alan K. Austin             Menlo Park, CA         February 2nd, 2009
--------------------------      --------------         ----------------
          [Signature]            [City, State]              [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  8
Form 13F Information Table Value Total:  $264,909
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name
---  --------------------    -----------------------------------------
1.        028-12356          Silver Lake Technology Associates, L.L.C.
2.        028-12358          Silver Lake Technology Management, L.L.C.


                                                     FORM 13F INFORMATION TABLE
                                                      Silver Lake Group, L.L.C.
                                                FOR QUARTER ENDED - December 31, 2008

                                                                                                                Voting Authority
                                                                                                             ----------------------
                             Title                      Value    Shrs or     SH/  Put/ Investment   Other
       Name of Issuer       of Class        CUSIP      (X$1000)  prn amt     PRN  Call Discretion  Managers  Sole  Shared      None
--------------------------- --------        -----      --------  -------     ---  ---- ----------  --------  ----  ------      ----
GARTNER, INC.               COM             366651107  $213,524  11,975,518  SH        OTHER         1,2           11,975,518
NETSCOUT SYSTEMS            COM             64115T104  $ 24,287   2,817,531  SH        OTHER         1,2            2,817,531
ISHARES GS $ INVESTO        COM             464287242  $  4,168      41,000  SH        OTHER          2                41,000
ISHARES IBOXX HY BD         COM             464288513  $  2,888      38,000  SH        OTHER          2                38,000
PROSHARES TRUST             COM             74347R297  $  1,056      28,000  SH        OTHER          2                28,000
AMR CORP.                   NOTE 4.500% 2/1 001765BB1  $  8,924   9,199,000  PRN       OTHER          2             9,199,000
COMMSCOPE, INC.             SDCV 1.000% 3/1 203372AD9  $  7,463   7,500,000  PRN       OTHER          2             7,500,000
NEXTEL COMMUNICATIONS INC.  NOTE 5.250% 1/1 65332VAY9  $  2,599   3,000,000  PRN       OTHER          2             3,000,000